Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of statutory rates and tax rate
	As of June 30, 2022	As of December 31, 2021
U.S. statutory tax rate	21.00%	21.00%
Effective tax rate	21.00%	21.00%

	As of December 31, 2021	As of December 31, 2020
U.S. statutory tax rate	21.00%	21.00%
Effective tax rate	21.00%	21.00%

Schedule of effective rates to net income (loss)
	As of June 30,	As of December 31,
	2015	2014

Net Profit/(Loss) for the year	$733,721	$(255,693)
Statutory and effective tax rates	39.8%	39.8%

Expected income tax expenses (recovery) based on effective rate	292,201	(101,765)
Tax losses carryforward deferred	(292,201)	101,765
Corporate Income Tax expenses (recovery) recognized in the accounts	-	-

Schedule of net operating loss
	As of June 30,	As of December 31,
	2015	2014

Net operating loss carryforward	$2,619,205	$3,352,926
Accruals and reserves	-	-
	2,619,205	3,352,926
Statutory tax rate	39.8%	39.8%
Deferred tax assets	1,042,444	1,334,465
Valuation allowance	(1,042,444)	(1,334,465)
Net deferred tax asset	-	-